Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Significant Accounting Policies
Note 3 – Significant Accounting Policies

A.	Basis of consolidation and equity method accounting

1.
Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

2.
Transactions eliminated upon consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Company’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

3.
Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account. Joint ventures are joint arrangements in which the Company has rights to the net assets of the arrangement.

Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs that are directly attributable to an expected acquisition of an associate or joint venture. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases. When the Company increases its interest in an equity accounted investee while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains the same. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form a part thereof, is reduced to zero.

When the Company’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Company continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests. The recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

Long-term interests in associates and joint ventures that, in substance, form part of the net investment in the associate or joint venture, such as preferred shares and long-term loans that their repayment is not expected and is unlikely to occur in the foreseeable future, are first accounted for in accordance with the guidance of IFRS 9 and then the equity method is applied in accordance with the guidance of IAS 28.

4.
Business combinations

The Company implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Company and others are taken into account when assessing control.

The Company recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the Company in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed.

If the Company pays a bargain price for the acquisition (including negative goodwill), it recognizes the resulting gain in profit or loss on the acquisition date. Furthermore, goodwill is not adjusted in respect of the utilization of carry-forward tax losses that existed on the date of the business combination.

The consideration transferred includes the fair value of the assets transferred to the previous owners of the acquiree, the liabilities incurred by the acquirer to the previous owners of the acquiree and equity instruments that were issued by the Company. In a step acquisition, the difference between the acquisition date fair value of the Company’s pre-existing equity rights in the acquiree and the carrying amount at that date is recognized in profit or loss under other income or expenses.

Costs associated with the acquisitions that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees, are expensed in the period the services are received.

5.
Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination:

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquire, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to acquire ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRSs.

Allocation of comprehensive income to the shareholders:

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Transactions with non-controlling interests, while retaining control

Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non-controlling interests is included in the owners’ share in equity of the Company directly in retained earnings.

The amount of the adjustment to non-controlling interests is calculated as follows:

For an increase in the holding rate, according to the proportionate share acquired from the balance of non-controlling interests in the consolidated financial statements prior to the transaction.

For a decrease in the holding rate, according to the proportionate share realized by the owners of the subsidiary in the net assets of the subsidiary, including goodwill.

Furthermore, when the holding rate of the subsidiary changes, while retaining control, the Company re-attributes the accumulated amounts that were recognized in other comprehensive income to the owners of the Company and the non-controlling interests.

Loss of control

Upon the loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. The amounts recognized in capital reserves through other comprehensive income with respect to the same subsidiary are reclassified to profit or loss or to retained earnings in the same manner that would have been applicable if the subsidiary had itself realized the same assets or liabilities.

B.
Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The functional currency is examined for the Company and for each of the subsidiaries separately. Items included in the financial statements of each of the Company’s subsidiaries and investee are measured using their functional currency. The euro is the currency that represents the principal economic environment in which the Company operates.

Foreign currency transactions-

Transactions in foreign currencies are translated to the respective functional currencies of the Company at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are generally recognized in profit or loss, except for the following differences which are recognized in other comprehensive income, arising on the translation of:

-	A financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective;

-
Qualifying cash flow hedges to the extent the hedge is effective.

Foreign operations-

The assets and liabilities of foreign operations, including adjustments arising on acquisition, are translated at exchange rates at the reporting date. The income and expenses for each period presented in the statement of profit or loss and other comprehensive income (loss) are translated at average exchange rates for the presented periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

Foreign currency exchange differences are recognized in equity as a separate component of other comprehensive income (loss): "foreign currency translation adjustments".

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests. On a total or partial disposal of a foreign operation, the relevant part of the other comprehensive income (loss) is recognized in the statement of comprehensive income (loss).

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity as part of the translation reserve.

Presentation Currency-

For the convenience of the reader, the reported euro figures as of December 31, 2020 and for the year then ended, are presented in dollars, translated at the representative rate of exchange as of December 31, 2020 (euro 0.815 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

C.
Financial instruments

Non-derivative Financial assets

The Company's financial assets include cash and cash equivalents, marketable securities, restricted cash, trade receivables, loan to an equity accounted investee, service concession receivables and other receivables.

Initial recognition and measurement of financial assets

The Company initially recognizes loans, receivables and deposits on the date that they are created. All other financial assets, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset (except for financial assets that are measured at fair value through profit and loss, for which transaction costs are recognized in profit and loss). A trade receivable without a significant financing component is initially measured at the transaction price.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Company to the cash flows from the asset expire, or when the Company transfers the rights to receive the cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Company changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and
-
The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

A debt instrument is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
-
The contractual terms of the debt instrument give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss.

Assessment whether cash flows are solely payments of principal and interest

For the purpose of assessing whether the cash flows are solely payments of principal and interest, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Company considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Company considers:

-	Contingent events that would change the timing or amount of the cash flows;
-	Terms that may change the stated interest rate, including variable interest;
-	Extension or prepayment features; and
-
Terms that limit the Company's claim to cash flows from specified assets (for example a non-recourse financial asset).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation, received or paid, for early termination of the contract. Additionally, for a financial asset acquired at a significant premium or discount compared to its contractual stated value, a feature that permits or requires prepayment at an amount that substantially represents the contractual stated value plus accrued (but unpaid) interest (which may also include reasonable additional compensation, received or paid, for early termination), is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss

These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as hedging instruments).

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Classification of financial assets into categories and the accounting treatment of each category

The Company classifies its financial assets according to the following categories:

Held-to-maturity investments

If the Company has the positive intent and ability to hold debt securities to maturity, then such debt securities are classified as held-to-maturity. Held-to-maturity investments are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition held-to-maturity investments are measured at amortized cost using the effective interest method, less any impairment losses. Held-to-maturity financial assets include debentures.

Financial assets at fair value through profit or loss

A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if the Company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Company’s documented risk management or investment strategy, providing that the designation is intended to prevent an accounting mismatch, or the asset is a combined instrument including an embedded derivative.

Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

Financial assets designated at fair value through profit or loss also include equity investments that otherwise would have been classified as available for sale.

Financial assets classified as held-for-trading comprise securities that are held to support the Company’s short-term liquidity needs.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents, trade and other receivables, investments in non-marketable debentures and service concession receivables.

Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents include short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value. Bank overdrafts that are repayable on demand and form an integral part of the Company’s cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or that are not classified in any of the previous categories. The Company’s investments in equity securities and certain debt securities are classified as available-for-sale financial assets. Available-for-sale financial assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, foreign currency differences and the accrual of effective interest on available-for-sale debt instruments, are recognized directly in other comprehensive income and presented within equity in a reserve for financial assets classified as available-for-sale. A dividend received in respect of available-for-sale financial assets is recognized in profit or loss on the date the entity’s right to receive the dividend is established. When an investment is derecognized, the cumulative gain or loss in the reserve for available-for-sale financial assets is transferred to profit or loss.

Non-derivative financial liabilities

The Company's financial liabilities include loans and borrowings, trade payables, other payables, finance lease obligations, debentures, long-term loans and other long-term liabilities.

Initial recognition of financial liabilities

The Company initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss if the Company manages such liabilities and their performance is assessed based on their fair value in accordance with the Company’s documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch, or the liability is a combined instrument including an embedded derivative.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of income when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments, including hedge accounting

The Company holds both derivative financial instruments to hedge its foreign currency and interest rate risk exposures and derivatives that do not serve hedging purposes.

Hedge accounting

The Company designates certain derivatives as hedging instruments in order to hedge changes in cash flows that relate to highly probable forecasted transactions and which derive from changes in foreign currency exchange rates, fluctuation in the electricity prices and changes in the flow and interest on variable-rate loans. The Company continue to apply IAS 39 for the hedge accounting.

At the inception of the hedging relationship the Company documents its risk management objective and its hedging strategy. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, as to whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

When a derivative instrument is designated as a cash flow hedge, the effective portion of the changes in fair value of the derivative is recognized in other comprehensive income, directly within a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in profit or loss.

If the result of a forecasted transaction is recognition of a non-financial asset, the amounts that were accumulated in the hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition. For all other hedged forecasted transactions, the amounts accumulated in the hedging reserve and cost of hedging reserve are reclassified to profit or loss in the same period, or periods, in which the hedged forecasted future cash flows affect profit or loss.

If the hedge no longer qualifies as an accounting hedge, or the hedging instrument is sold, expires, is terminated or exercised, hedge accounting is discontinued on a prospective basis. When hedge accounting is discontinued, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve remain in the reserve, until such time as they are included in the initial cost of the non-financial item (for hedged transactions whose result is a non-financial item), or until such time as they are reclassified to profit or loss in the period, or periods, in which the hedged forecasted future cash flows affect profit or loss (for other cash flows hedges).

If the hedged future cash flows are no longer expected to occur, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve are immediately reclassified to profit or loss.

Economic hedges

Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/decrease in the CPI.

Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options and warrants are recognized as a deduction from equity.

Treasury shares

When share capital recognized as equity is repurchased by the Company, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

D.	Fixed assets
1.
Recognition and measurement

Fixed assets items are measured at cost less accumulated depreciation and accumulated impairment losses.  Cost includes expenditures that are directly attributable to the acquisition of the fixed asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located (when the Company has an obligation to dismantle and remove the asset or to restore the site), and capitalized borrowing costs. Project licenses are included in the cost of photovoltaic plants.

The costs of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in profit or loss.

2.
Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item.

The estimated useful lives are as follows:

	%	Mainly %
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4	4
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

The estimated useful life of the project licenses of photovoltaic plants that are carried at cost is 20 years for the Company’s Italian subsidiaries and 25 years for the Company’s Spanish subsidiaries. The estimated useful life of the project licenses of anaerobic digestion plants that are carried at cost is 12 years. The fixed assets' residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted if appropriate.

E.	Capitalization of borrowing costs

A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use or sale. Specific and non-specific borrowing costs are capitalized to qualifying assets throughout the period required for completion and construction until they are ready for their intended use. Other borrowing costs are recognized as incurred as financing expenses in profit or loss.

F.	Impairment Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset.

The recoverable amount of an asset that does not generate independent cash flows is determined for the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets (“cash-generating unit”). An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Investments in associates

An investment in an associate is tested for impairment when objective evidence indicates there has been impairment such as: significant financial difficulty, probability that the associate will enter bankruptcy or other financial reorganization or losses in operation for a long period of time. Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately.

If objective evidence indicates that the value of the investment may have been impaired, the Company estimates the recoverable amount of the investment, which is the greater of its value in use and its net selling price. In assessing value in use of an investment in an associate, the Company estimates its share of the present value of estimated future cash flows that are expected to be generated by the associate, including cash flows from operations of the associate and the consideration from the final disposal of the investment.

An impairment loss is recognized when the carrying amount of the investment, after applying the equity method, exceeds its recoverable amount, and it is recognized in profit or loss under other expenses. An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment after the impairment loss was recognized, and only to the extent that the investment’s carrying amount, after the reversal of the impairment loss, does not exceed the carrying amount of the investment that would have been determined by the equity method if no impairment loss had been recognized.

G.
Share-based payment transactions

The Company's directors are entitled to, and certain of the Company’s employees receive, remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with directors and employees is measured at the fair value of the equity instruments at the date on which they are granted. The fair value is determined by using the Black-Scholes option-pricing model taking into account the terms and conditions upon which the instruments were granted, additional details are included in Note 17.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled, ending on the date on which the director or the employee becomes fully entitled to the award (the "vesting date"). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest.

H.	Employee benefits
1.
Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions. Short-term employee benefits are measured on an undiscounted basis and are expensed as the related services are rendered or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave). A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and the obligation can be estimated reliably.

2.
Post-employment benefits:

The post-employment plans are usually financed by deposits with insurance companies and classified as a defined contribution plan or as a defined benefit plan.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, 5723-1963 (the “Severance Pay Law”) with the vast majority of its employees under which the Company pays fixed contributions and has no legal or constructive obligation to pay further amounts.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense in profit or loss in the periods during which related services are rendered by employees and no additional provision is required in the financial statements.

The Company also operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement.

The Company makes current deposits in respect of severance pay obligations to pay compensation to certain of its employees in their pension funds and insurance companies (the "plan assets"). Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company. The liability for employee benefits is presented in the statements of financial position at present value of the defined benefit obligation less the fair value of the plan assets.

I.
Provisions

A provision is recognized if the Company has a present obligation (legal or constructive) that can be estimated reliably, as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability without adjustment for the Company’s credit risk. The carrying amount of the provision is adjusted each period to reflect the time that has passed and the amount of the adjustment is recognized as a financing expense.

A provision for legal claims is recognized if the Company has a present legal or constructive obligation as a result of a past event, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

J.	Leases

Policy applicable as from January 1, 2019

Determining whether an arrangement contains a lease

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset;
(b)	The right to direct the identified asset’s use.

Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Company's leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Company has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.

Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

● Lands 20-40 years ● Machinery equipment 1-4 years

Reassessment of lease liability

Upon the occurrence of a significant event or a significant change in circumstances that is under the control of the Company and had an effect on the decision whether it is reasonably certain that the Company will exercise an option, which was not included before in the lease term, or will not exercise an option, which was previously included in the lease term, the Company re-measures the lease liability according to the revised leased payments using a new discount rate. The change in the carrying amount of the liability is recognized against the right-of-use asset, or recognized in profit or loss if the carrying amount of the right-of-use asset was reduced to zero.

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and classification is made at the inception of the lease.

Finance leases: leases where the Company assumes substantially all the risks and rewards incident to ownership of the leased asset are classified as Finance leases. Upon initial recognition the leased assets are measured and a liability is recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. The lease payments are allocated to each period during the lease term and apportioned between finance expenses and a reduction of the lease obligation. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Other leases are classified as Operating leases: the leased assets are not recognized in the Company’s statement of financial position. Payments made under operating leases are recognized in the statements of comprehensive income (loss) on a straight-line basis over the term of the lease.

Determining whether an arrangement contains a lease

At inception or upon reassessment of an arrangement, the Company determines whether such an arrangement is or contains a lease. An arrangement is a lease or contains a lease if the following two criteria are met:

-	The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

-
The arrangement contains rights to use the asset.

At inception or upon reassessment of the arrangement, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values.  If the Company concludes for a finance lease that it is impracticable to separate the payments reliably, an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently the liability is reduced as payments are made and an imputed finance charge on the liability is recognized using the buyer’s incremental borrowing rate.

Leased assets and lease liabilities

Leases, including leases of lands from the Israel Lands Administration or from other third parties, where the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition the leased assets are measured and a liability is recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Future payments for exercising an option to extend the lease from the Israel Lands Administration are not recognized as part of an asset and corresponding liability since they constitute contingent lease payments that are derived from the fair value of the land on the future dates of renewing the lease agreement.

Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Prepaid lease fees to the Israel Lands Administration in respect of land leases classified as operating leases are presented on the statement of financial position as prepaid expenses and recognized in profit or loss over the lease period. The lease period takes into consideration an option to extend the lease period if at the beginning of the lease it was probable that the option will be exercised.

Lease payments

Payments made under operating leases, other than conditional lease payments, are recognized in profit or loss on a straight-line basis over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the financing expense and the reduction of the outstanding liability. The financing expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.  Contingent lease payments are accounted for by revising the minimum lease payments over the remaining term of the lease when the lease adjustment is confirmed.

K.
Revenue recognition

The Company recognizes revenue when the customer obtains control over the promised goods. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods promised to the customer, other than amounts collected for third parties.

Revenues from the sale of electricity and gas are recognized when the units produced are transferred to the grid at connection points on the basis of a meter reading.

Revenues in respect of units produced and transferred to the grid in the period between the most recent meter reading and the date of the statement of financial position, are included based on an estimate.

Identifying the contract The Company accounts for a contract with a customer only when the following conditions are met:
(a)
The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Company can identify the rights of each party in relation to the goods that will be transferred;
(c)	The Company can identify the payment terms for the goods that will be transferred;
(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract);and
(e)	It is probable that the consideration, to which the Company is entitled to in exchange for the goods transferred to the customer, will be collected.

For the purpose of paragraph (e) the Company examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Determining the transaction price

The transaction price is the amount of the consideration to which the Company expects to be entitled in exchange for the goods promised to the customer.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

When a contract modification has not yet been approved by the parties, the Company continues to recognize revenues according to the existing contract, while disregarding the contract modification, until the date the contract modification is approved or the contract modification is legally enforceable.

The Company accounts for a contract modification as an adjustment of the existing contract since the remaining goods after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

Seasonality

Solar power production has a seasonal cycle due to its dependency on the direct and indirect sunlight and the effect the amount of sunlight has on the output of energy produced. Thus, low radiation levels during the winter months decrease power production.

Service concession arrangements

Operation revenue is recognized in the period in which the goods are provided by the Company.

Sale of goods

Revenue from the sale of goods in the ordinary course of business is measured at the fair value of the consideration received or receivable, net of returns and discounts. When the credit period is short and constitutes the accepted credit in the industry, the future consideration is not discounted.

Revenue is recognized when persuasive evidence exists (usually in the form of an executed sales agreement) that the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. Transfers of risks and rewards vary depending on the individual terms of the contract of sale. Transfer usually occurs when the products are received by the customer.

L.
Income tax

Income tax comprises of current tax and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that the tax arises from items which are recognized directly in equity. In such cases, the tax effect is also recognized in the relevant item in equity.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years. Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for a limited number of exceptions:

-	The initial recognition of goodwill,

-	The initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and
-
Differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to apply to temporary differences when they reverse, based on tax laws that have been enacted or substantively enacted by the balance sheet date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

M.
Earnings (loss) per share

The Company presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year, adjusted for treasury shares. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential ordinary shares, which comprise share options granted to directors and employees.

N.
Financing income and expenses

Financing income comprises interest income on bank deposits and marketable securities, gains on changes in the fair value of financial assets at fair value through profit or loss, gains on hedging instruments that are recognized in profit or loss and exchange rate differences. Interest income is recognized as it accrues. Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Financing expenses consist of bank charges, interest expenses on borrowings and debentures, changes in the fair value of financial assets at fair value through profit or loss, losses on hedging instruments that are recognized in profit or loss, and exchange rate differences.

Borrowing costs, which are not capitalized to qualifying assets, are recognized in profit or loss using the effective interest method. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

In the statements of cash flows, interest received and Interest paid are presented as part of cash flows from operating activities.

O.
Service concession arrangements

As part of service concession arrangements with Government bodies for the construction and operation of a facility in consideration for fixed and variable payments, the Company recognizes a financial asset commencing from the start of the construction of the facility when it has an unconditional right to receive cash or some other financial asset for the construction services. The financial asset reflects the unconditional payments receivable in the future from the Government body and bears an appropriate rate of interest for risk that is determined based on the risk of the customer. The aforementioned financial assets are stated at fair value upon initial recognition and at amortized cost in subsequent periods.

As from January 1, 2018, the Company's right to receive consideration for the construction services, constitutes a contract asset until the end of the construction period.

In projects accounted for using the financial asset model, when at the end of the construction period there is an unconditional right (other than that of the passing of time) to receive consideration for the construction services, the contract asset is classified to receivables (financial asset) according to the carrying amount of the contract asset. When at the end of the construction period the right to receive consideration for the construction services is conditional on other than the passing of time (such as current operation of the facility), the contract asset is not reclassified until the right to receive consideration is unconditional, which for certain projects means classification as a contract asset until actual receipt of the consideration.

P.	New standards, amendments to standards and interpretations not yet adopted

(1)
Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current  (“the Amendment”)

The Amendment replaces certain requirements for classifying liabilities as current or non-current. Thus for example, according to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it "has substance" and is in existence at the end of the reporting period, this instead of the requirement that there be an "unconditional" right.  According to the Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity. The Amendment is effective for reporting periods beginning on or after January 1, 2023 with earlier application being permitted. The Amendment is applicable retrospectively, including an amendment to comparative data.

The Company has not yet commenced examining the effects of applying the Amendment on the financial statements.

(2)
Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets  (“the Amendment”)

According to the Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include as follows:

-          Incremental costs; and

-          An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The Amendment is effective retrospectively for annual periods beginning on or after January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Early application is permitted. Upon application of the Amendment, the entity will not restate comparative data, but will  adjust the opening balance of retained earnings at the date of initial application, by the amount of the cumulative effect of the Amendment.

The Company has not yet commenced examining the effects of applying the Amendment on the financial statements.

(3)
Amendment to IAS 16, Property, Plant and Equipment  (“the Amendment”)

The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, such proceeds shall be recognized in profit or loss according to the relevant standards and the cost of the sold items will be measured according to the measurement requirements of IAS 2, Inventories. The Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Amendment shall be applied on a retrospective basis, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the Amendment. The cumulative effect of the Amendment will adjust the opening balance of retained earnings for the earliest reporting period presented.

The Company commences examining the effects of applying the Amendment on the financial statements.

(4)
Amendment to IFRS 3, Business Combinations  (“the Amendment”)

The Amendment replaces the requirement to recognize liabilities from business combinations in accordance with the conceptual framework, the reason being that the interaction between those instructions and the guidance provided in IAS 37 regarding recognition of liabilities was unclear in certain cases. The Amendment adds an exception to the principle for recognizing liabilities in IFRS 3. According to the exception, contingent liabilities are to be recognized according to the requirements of IAS 37 and IFRIC 21 and not according to the conceptual framework. The Amendment prevents differences in the timing of recognizing liabilities that could have led to the recognition of gains and losses immediately after the business combination (day 2 gain or loss). The Amendment also clarifies that contingent assets are not to be recognized on the date of the business combination.

The Amendment is effective for annual periods beginning on or after January 1, 2022.

The Company has not yet commenced examining the effects of applying the Amendment on the financial statements.

(5)
Amendment to IFRS 9, Financial Instruments, IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16, Leases, Interest Rate Benchmark Reform – Phase 2 ("the Amendments")

The Amendments include practical expedients regarding the accounting treatment of modifications in contractual terms that are a result of the interest rate benchmark reform (a reform that in the future will lead to the replacement of interest rates such as the Libor and Euribor). Thus for example:

-          When certain modifications are made in the terms of financial assets or financial liabilities as a result of the reform, the entity shall update the effective interest rate of the financial instrument instead of recognizing a gain or loss.

-          Certain modifications in lease terms that are a result of the reform shall be accounted for as an update to lease payments that depend on an index or rate.

-          Certain modifications in terms of the hedging instrument or hedged item that are a result of the reform shall not lead to the discontinuance of hedge accounting.

The Amendments are applicable retrospectively as from January 1, 2021 with early application permitted. All the amendments are applicable retrospectively by amending the opening balance of equity for the annual reporting period in which the amendment was adopted without a restatement of comparative data. Restatement of comparative data is permitted if this is possible without using "hindsight".

In the opinion of the Company, application of the Amendments is not expected to have a material effect on the financial statements. See Note 21 E regarding market risk.